Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash		R$ 2,193,508	R$ 2,439,072
Cash equivalents	R$ 7,528,820		7,576,625
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Cash	946,790		1,185,208
United States of America, Dollars | Fixed Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	62,043		198,878
United States of America, Dollars | Overnight [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	701,386		1,220,232
Saudi Arabia, Riyals
IfrsStatementLineItems [Line Items]
Cash	312,728		250,879
Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Cash	185,941		112,181
Cash equivalents	4,454,855		3,667,132
Brazilian Reais [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Cash equivalents	3,641		4,684
Brazilian Reais [Member] | Bank deposit certificates [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	4,451,214		3,662,448
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Cash	103,630		54,687
Turkey, New Lira
IfrsStatementLineItems [Line Items]
Cash	42,899		347,740
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash	601,520		488,377
Cash equivalents	880,457		1,470,421
Others Currencies [Member] | Fixed Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 117,028		R$ 51,311